Securities Available for Sale and Derivatives	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
Securities Available for Sale and Derivatives [Abstract]
Securities Available for Sale and Derivatives
6.	Securities Available for Sale

The following tables summarize securities available for sale (in thousands):

	As of September 30, 2011
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
Government agency securities:
Mortgage-backed securities	$11,590	794	—	12,384
REMICs	37,472	1,361	—	38,833

Total	49,062	2,155	—	51,217

Investment securities:
Municipal bonds	31,298	5	—	31,303
Other bonds	640	—	—	640
Benihana Convertible Preferred Stock	10,184	—	1,709	8,475
Benihana Common Stock	6,281	—	1,170	5,111
Other equity securities	1,326	166	1	1,491

Total investment securities	49,729	171	2,880	47,020

Total	$98,791	2,326	2,880	98,237

	As of December 31, 2010
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
Government agency securities:
Mortgage-backed securities	$105,219	6,823	—	112,042
Agency bonds	60,000	143	—	60,143
REMICs	66,034	2,807	—	68,841

Total	231,253	9,773	—	241,026

Investment securities:
Municipal bonds	162,113	33	23	162,123
Other bonds	19,936	8	22	19,922
Benihana Convertible Preferred Stock	16,426	4,680	—	21,106
Equity securities	20,634	188	3	20,819

Total investment securities	219,109	4,909	48	223,970

Derivatives	24	—	—	24

Total	$450,386	14,682	48	465,020

The following tables show the gross unrealized losses and fair value of the Company’s securities available for sale with unrealized losses that are deemed temporary, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position, as of September 30, 2011 and December 31, 2010 (in thousands):

	As of September 30, 2011
	Less Than 12 Months		12 Months or Greater		Total
	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
	Value	Losses	Value	Losses	Value	Losses
Benihana Convertible Preferred Stock	$8,475	(1,709)	—	—	8,475	(1,709)
Benihana Common Stock	5,111	(1,170)	—	—	5,111	(1,170)
Other equity securities	—	—	9	(1)	9	(1)

Total	$13,586	(2,879)	9	(1)	13,595	(2,880)

	As of December 31, 2010
	Less Than 12 Months		12 Months or Greater		Total
	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
	Value	Losses	Value	Losses	Value	Losses
Municipal bonds	$90,413	(23)	—	—	90,413	(23)
Taxable securities	15,155	(22)	—	—	15,155	(22)
Equity securities	—	—	7	(3)	7	(3)

Total	$105,568	(45)	7	(3)	105,575	(48)

The unrealized losses on municipal bonds and taxable securities outstanding less than 12 months were primarily the result of interest rate changes. As of December 31, 2010, BankAtlantic Bancorp expected to receive cash proceeds in an amount equal to its entire investment in municipal bonds and taxable securities upon maturity.

The unrealized loss on BFC’s investment in Benihana Common Stock and Convertible Preferred Stock at September 30, 2011 primarily resulted from BFC’s May and July 2011 conversions of its shares of Convertible Preferred Stock into shares of Common Stock. In connection with the May 2011 conversion, effective for the quarter ended June 30, 2011, BFC began to assess the value of its investment in Benihana Convertible Preferred Stock by using the market approach with Level 2 inputs instead of the income approach with Level 3 inputs. The estimated fair value of our investment in Benihana’s Convertible Preferred Stock and Common Stock was based on the closing price of Benihana’s Common Stock on the NASDAQ on September 30, 2011 of $8.59 per share. The Company did not consider its investment in Benihana to be other-than-temporarily impaired at September 30, 2011. See Note 5 to these unaudited consolidated financial statements for additional information about our investment in Benihana.

The unrealized losses on other equity securities at September 30, 2011 and December 31, 2010 are insignificant. Accordingly, the Company does not consider these investments other-than-temporarily impaired at September 30, 2011 and December 31, 2010.

Management reviews its investments for other-than-temporary declines in value quarterly. As a consequence of the review during the nine months ended September 30, 2011, a $1.5 million other-than-temporary decline in value was recognized related to a private equity investment in an unrelated financial institution.

The scheduled maturities of debt securities available for sale were (in thousands):

	Debt Securities Available for Sale
September 30, 2011 (1)	Amortized Cost	Estimated Fair Value
Due within one year	$31,937	31,942
Due after one year, but within five years	114	115
Due after five years, but within ten years	15,856	16,446
Due after ten years	33,092	34,655

Total	$80,999	83,158

(1)	Scheduled maturities in the above table are based on contractual maturities which may vary significantly from actual maturities due to prepayments.

8.	Securities Available for Sale and Derivatives

The following tables summarize securities available-for-sale (in thousands):

	As of December 31, 2010
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
Government agency securities:
Mortgage-backed securities	$105,219	6,823	—	112,042
Agency bonds	60,000	143	—	60,143
Real estate mortgage investment conduits (1)	66,034	2,807	—	68,841

Total	231,253	9,773	—	241,026

Investment securities:
Municipal bonds	162,113	33	23	162,123
Other bonds	19,936	8	22	19,922
Benihana Convertible Preferred Stock	16,426	4,680	—	21,106
Equity and other securities	20,634	188	3	20,819

Total investment securities	219,109	4,909	48	223,970

Derivatives	24	—	—	24

Total	$450,386	14,682	48	465,020

	As of December 31, 2009
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
Government agency securities:
Mortgage-backed securities	$202,985	8,961	1	211,945
Real estate mortgage investment conduits (1)	104,329	3,037	19	107,347

Total mortgage-backed securities	307,314	11,998	20	319,292

Investment Securities:
Other bonds	250	—	—	250
Benihana Convertible Preferred Stock	16,426	1,340	—	17,766
Equity and other securities	8,947	126	6	9,067

Total investment securities	25,623	1,466	6	27,083

Total	$332,937	13,464	26	346,375

(1)	Real estate mortgage investment conduits (“REMIC”) are pass-through entities that hold residential loans, and investors are issued ownership interests in the entities in the form of a bond. The securities were issued by government agencies.

The following table shows the gross unrealized losses and fair value of the Company’s securities available for sale with unrealized losses that are deemed temporary, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position, as of December 31, 2010 and 2009 (in thousands):

	As of December 31, 2010
	Less Than 12 Months		12 Months or Greater		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
Municipal Bonds	$90,413	(23)	—	—	90,413	(23)
Taxable Securities	15,155	(22)	—	—	15,155	(22)
Equity securities	—	—	7	(3)	7	(3)

Total available for sale securities	$105,568	(45)	7	(3)	105,575	(48)

	52.50	52.50	52.50	52.50	52.50	52.50
	As of December 31, 2009
	Less Than 12 Months		12 Months or Greater		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
Mortgage-backed securities	$—	—	159	(1)	159	(1)
REMICS	—	—	21,934	(19)	21,934	(19)
Equity securities	4	(6)	—	—	4	(6)

Total available for sale securities	$4	(6)	22,093	(20)	22,097	(26)

The unrealized losses on municipal bonds and taxable securities outstanding less than 12 months are primarily the result of interest rate changes. BankAtlantic Bancorp expects to receive cash proceeds for its entire investment upon maturity.

Unrealized losses on debt securities outstanding greater than twelve months at December 31, 2009 were primarily the result of interest rate changes. The cash flows of these securities are guaranteed by government sponsored enterprises. These securities are of high credit quality, the unrealized loss is not significant and management of BankAtlantic has the intent and ability to hold the securities until the price recovers and expects that the securities would be settled at a price not less than the carrying amount.

The unrealized loss on equity securities at December 31, 2010 and 2009 was not significant. Accordingly, the Company did not consider these investments other-than-temporarily impaired at December 31, 2010 or 2009.

At December 31, 2010, the scheduled maturities of debt securities available for sale were (in thousands):

	Debt Securities Available for Sale
December 31, 2010 (1) (2)	Amortized Cost	Estimated Fair Value
Due within one year	$180,313	180,317
Due after one year, but within five years	61,832	61,971
Due after five years, but within ten years	23,574	24,474
Due after ten years	147,583	156,309

Total	$413,302	423,071

(1)	Scheduled maturities in the above table may vary significantly from actual maturities due to repayments.
(2)	Scheduled maturities are based upon contractual maturities.

Included in Financial Services securities activities, net in the Company’s Consolidated Statement of Operations were $0.3 million of unrealized losses associated with put options for the year ended December 31, 2010.

Included in Financial Services securities activities, net were (in thousands):

	For the Years Ended December 31,
	2010	2009	2008
Gross gains on securities sales	$3,140	11,238	6,302

Gross losses on securities sales	$—	—	(5,103)

Proceeds from sales of securities	$58,846	303,825	375,900

Other-than-temporary impairments	$—	(1,587)	(3,413)

Management reviews its securities available for sale portfolio for other-than-temporary declines in value quarterly. As a consequence of BankAtlantic Bancorp’s review during the year ended December 31, 2009 and 2008, the Company recognized a $1.6 million and $3.4 million, respectively, other-than-temporary decline in value related to an equity investment in an unrelated financial institution.

BFC - Benihana Investment

The Company owns 800,000 shares of Benihana Series B Convertible Preferred Stock (“Convertible Preferred Stock”). The Convertible Preferred Stock is convertible into an aggregate of 1,578,943 shares of Benihana’s Common Stock at a conversion price of $12.67 per share of Convertible Preferred Stock, subject to adjustment from time to time upon certain defined events. Based on the number of currently outstanding shares of Benihana’s capital stock, the Convertible Preferred Stock, if converted, would represent an approximately 19% voting interest and an approximately 9% economic interest in Benihana.

The Convertible Preferred Stock was acquired pursuant to an agreement with Benihana on June 8, 2004 to purchase an aggregate of 800,000 shares of Convertible Preferred Stock for $25.00 per share. The shares of the Convertible Preferred Stock have voting rights on an “as if converted” basis together with Benihana’s Common Stock on all matters put to a vote of the holders of Benihana’s Common Stock. The approval of a majority of the holders of the Convertible Preferred Stock then outstanding, voting as a single class, are required for certain events outside the ordinary course of business. Holders of the Convertible Preferred Stock are entitled to receive cumulative quarterly dividends at an annual rate equal to $1.25 per share, payable on the last day of each calendar quarter. The Convertible Preferred Stock is subject to mandatory redemption at the original issue price of $20 million plus accumulated dividends on July 2, 2014 unless BFC elects to extend the mandatory redemption date to a later date not to extend beyond July 2, 2024. At December 31, 2010, the closing price of Benihana’s Common Stock was $8.01 per share. The market value of the Convertible Preferred Stock if converted at December 31, 2010 would have been approximately $12.6 million. During July 2010, Benihana announced its intention to engage in a formal review of strategic alternatives, including a possible sale of the company. In the event that a sale transaction is consummated, the Company would receive a minimum of $20 million in consideration for its shares of the Convertible Preferred Stock.

In December 2008, the Company performed an impairment evaluation of its investment in the Convertible Preferred Stock and determined that there was an other-than-temporary decline of approximately $3.6 million and, accordingly, the investment was written down to its fair value of approximately $16.4 million. Concurrent with management’s evaluation of the impairment of this investment at December 31, 2008, it made the determination to reclassify this investment from investment securities to investment securities available for sale. At December 31, 2010 and 2009, the Company’s estimated fair value of its investment in Benihana’s Convertible Preferred Stock was approximately $21.1 million and $17.8 million, respectively, which includes a gross unrealized gain of approximately $3.3 million and $1.3 million, respectively, for the years ended December 31, 2010 and 2009. BFC will continue to monitor this investment to determine whether any further other-than-temporary impairment charges may be required in future periods. The estimated fair value of the Company’s investment in Benihana’s Convertible Preferred Stock was assessed using the income approach with Level 3 inputs by discounting future cash flows at a market discount rate combined with the fair value of the underlying shares of Benihana’s Common Stock that BFC would receive upon conversion of its shares of Benihana’s Convertible Preferred Stock. See Note 30 to these audited consolidated financial statements for additional information concerning the Benihana Convertible Preferred Stock.

Office Depot Investment

During March 2008, Woodbridge purchased 3,000,200 shares of Office Depot common stock at an average price of $11.33 per share for an aggregate purchase price of approximately $34.0 million. During June 2008, 1,565,200 of the shares were sold at an average price of $12.08 per share for an aggregate sales price of approximately $18.9 million resulting in a gain of approximately $1.2 million.

In prior periods, impairment analyses were performed in connection with the Office Depot investment, which included an evaluation of, among other things, qualitative and quantitative factors relating to the performance of Office Depot and its stock price. As a result of these evaluations, it was determined that other-than-temporary impairment charges were required at December 31, 2008 and March 31, 2009 and accordingly, impairment charges of $12.0 million and $2.4 million were recorded during the quarters ended December 31 2008 and March 31, 2009, respectively.

During November 2009, we sold the remaining 1,435,000 shares of Office Depot common stock that we held at an average price of $5.95 per share, or total proceeds of approximately $8.5 million. As a result of the sale, a gain was realized of approximately $6.7 million in the fourth quarter of 2009.

Derivatives

During 2010, BankAtlantic expanded its cruise ship automated teller machine (“ATM”) operations and began dispensing foreign currency from certain ATMs on cruise ships. At December 31, 2010, BankAtlantic had $6.7 million of foreign currency in cruise ship ATMs and recognized $0.1 million of foreign currency unrealized exchange gains which were included in other income in the Company’s statement of operations for the year ended December 31, 2010. BankAtlantic purchased foreign currency put options as an economic hedge for the foreign currency in its cruise ship ATMs. The terms of the put options and the fair value as of December 31, 2010 were as follows (in thousands, except strike price):

Contract Amount	Expiration Date	Strike Price	Premium	Fair Value
€400	Jan-11	1.34	28	8
400	Apr-11	1.34	31	16

€800			$59	24